SHARE CAPITAL (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Outstanding - beginning of year	7,573,082	2,407,304	1,934,100
Outstanding - beginning of year (in CAD per share)	$ 4.53	$ 6.64	$ 3.89
Issued	2,250,000	5,577,778	2,407,304
Issued (in CAD per share)	$ 1.45	$ 3.84	$ 6.64
Cancelled	(1,000,000)	(412,000)	(9,379)
Cancelled (in CAD per share)	$ 2.25	$ 4.50	$ 4.50
Exercised			(1,924,721)
Exercised (in CAD per share)			$ 3.89
Outstanding - ending of year	8,823,082	7,573,082	2,407,304
Outstanding - ending of year (in CAD per share)	$ 4.00	$ 4.53	$ 6.64